UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus MidCap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2015 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--.6%
Dana Holding	359,673		6,675,531
Gentex	636,458		10,234,245
Thor Industries	99,128		5,539,273
			22,449,049
Banks--6.2%
Associated Banc-Corp	329,402		6,492,513
BancorpSouth	188,977		4,775,449
Bank of Hawaii	96,051	a	6,480,561
Bank of the Ozarks	153,318		6,764,390
Cathay General Bancorp	160,402		5,150,508
City National	103,943		9,345,515
Commerce Bancshares	179,219	a	8,439,423
Cullen/Frost Bankers	120,569		8,735,224
East West Bancorp	309,651		13,859,979
First Horizon National	508,368		8,057,633
First Niagara Financial Group	765,220		7,430,286
FirstMerit	357,617		6,701,743
Fulton Financial	389,132		5,043,151
Hancock Holding	169,737		4,959,715
International Bancshares	122,610		3,301,887
New York Community Bancorp	955,406		18,181,376
PacWest Bancorp	212,271		9,826,025
Prosperity Bancshares	132,315		7,223,076
Signature Bank	109,891	b	15,999,031
SVB Financial Group	109,969	b	15,736,564
Synovus Financial	294,145		9,271,450
TCF Financial	364,912		6,006,452
Trustmark	144,064		3,463,299
Umpqua Holdings	476,233		8,448,373
Valley National Bancorp	486,905		4,830,098
Washington Federal	211,835		4,931,519

Webster Financial	195,089		7,542,141
			216,997,381
Capital Goods--9.7%
A.O. Smith	161,839		11,623,277
Acuity Brands	93,613		18,833,999
AECOM	326,768	b	10,074,257
AGCO	173,237	a	9,529,767
B/E Aerospace	228,557		11,133,011
Carlisle	140,614		14,238,574
CLARCOR	108,353		6,519,600
Crane	105,530		5,614,196
Donaldson	278,358		9,352,829
Esterline Technologies	66,915	b	5,932,684
Fortune Brands Home & Security	342,439		16,351,462
GATX	95,718		5,076,883
Graco	127,484		9,113,831
Granite Construction	77,892		2,649,886
Hubbell, Cl. B	115,424		12,051,420
Huntington Ingalls Industries	104,184		12,232,243
IDEX	168,740		12,829,302
ITT	193,971		7,370,898
KBR	312,586		5,460,877
Kennametal	174,137		5,518,401
KLX	113,051		4,440,643
Lennox International	88,558		10,456,043
Lincoln Electric Holdings	164,099		9,936,194
MSC Industrial Direct, Cl. A	109,625		7,811,877
Nordson	124,609		9,234,773
NOW	231,033	a,b	4,019,974
Orbital ATK	126,659		8,986,456
Oshkosh	168,215	a	6,146,576
Regal Beloit	96,605		6,707,285
SPX	88,729		5,803,764
Teledyne Technologies	75,878	b	7,866,272
Terex	229,271		5,080,645
Timken	160,971		5,373,212
Trinity Industries	341,021		9,978,274
Triumph Group	107,080	a	5,766,258

Valmont Industries	51,565	a	5,735,575
Wabtec	208,083		21,055,919
Watsco	59,055		7,573,213
Woodward	125,995		6,219,113
			339,699,463
Commercial & Professional Services--3.0%
CEB	72,846		5,574,176
Clean Harbors	117,801	b	5,833,505
Copart	245,894	b	8,859,561
Deluxe	107,808		6,946,069
FTI Consulting	89,204	b	3,650,228
Herman Miller	126,510		3,547,340
HNI	95,435		4,732,622
ManpowerGroup	170,431		15,420,597
MSA Safety	68,190		3,522,013
R.R. Donnelley & Sons	450,262	a	7,902,098
Rollins	208,197		6,037,713
Towers Watson & Co., Cl. A	150,253		19,049,075
Waste Connections	267,420		13,405,765
			104,480,762
Consumer Durables & Apparel--4.1%
Brunswick	200,013		10,618,690
Carter's	113,848		11,545,326
Deckers Outdoor	72,417	b	5,277,751
Jarden	419,173	b	23,054,515
Kate Spade & Company	275,345	a,b	5,539,941
KB Home	196,687	a	3,143,058
M.D.C. Holdings	83,638	a	2,497,431
NVR	8,387	b	12,496,965
Polaris Industries	131,742		18,056,559
Skechers USA, Cl. A	88,666	b	13,339,800
Tempur Sealy International, Cl. I	133,757	b	10,105,341
Toll Brothers	348,778	b	13,574,440
Tupperware Brands	108,617	a	6,350,836
Vista Outdoor	137,096		6,466,818
			142,067,471
Consumer Services--3.2%
Apollo Education Group	208,696	b	2,673,396

Brinker International	132,867		7,958,733
Buffalo Wild Wings	40,906	a,b	8,000,395
Cheesecake Factory	99,607		5,751,308
Cracker Barrel Old Country Store	51,631	a	7,842,233
DeVry Education Group	123,486		3,751,505
Domino's Pizza	119,988	a	13,659,434
Dunkin' Brands Group	208,887	a	11,256,920
Graham Holdings, Cl. B	9,539		6,577,713
International Speedway, Cl. A	59,855		2,051,231
Jack in the Box	80,622		7,659,090
Panera Bread, Cl. A	55,050	b	11,236,806
Service Corporation International	437,602		13,351,237
Sotheby's	133,019		5,564,185
Wendy's	500,101		5,131,036
			112,465,222
Diversified Financials--3.2%
CBOE Holdings	181,038		11,220,735
Eaton Vance	255,203		9,789,587
Federated Investors, Cl. B	206,090		6,947,294
Janus Capital Group	319,556	a	5,234,327
MSCI	242,498		16,528,664
Raymond James Financial	274,270		16,181,930
SEI Investments	280,705		14,964,384
SLM	915,122	b	8,355,064
Stifel Financial	146,661	b	8,059,022
Waddell & Reed Financial, Cl. A	180,571		8,109,444
WisdomTree Investments	236,745	a	5,894,951
			111,285,402
Energy--3.5%
Atwood Oceanics	128,662	a	2,676,170
California Resources	666,506		2,819,320
Denbury Resources	764,256	a	3,011,169
Dril-Quip	83,494	b	4,876,884
Energen	165,151		9,116,335
Gulfport Energy	230,166	b	7,540,238
Helix Energy Solutions Group	211,868	b	1,773,335
HollyFrontier	423,333		20,430,051
Nabors Industries	625,791		7,265,433

Noble	522,631	a	6,245,440
Oceaneering International	214,734		8,593,655
Oil States International	107,837	b	3,246,972
Patterson-UTI Energy	321,980		5,307,840
QEP Resources	352,885		4,898,044
Rowan, Cl. A	274,422		4,728,291
SM Energy	145,786		5,404,287
Superior Energy Services	328,808		5,589,736
Western Refining	151,849		6,705,652
World Fuel Services	158,125		6,427,781
WPX Energy	507,298	b	4,413,493
			121,070,126
Food & Staples Retailing--.5%
Casey's General Stores	80,009		8,178,120
SUPERVALU	442,833	b	4,082,920
United Natural Foods	108,055	b	4,919,744
			17,180,784
Food, Beverage & Tobacco--2.4%
Boston Beer, Cl. A	19,598	b	4,321,751
Dean Foods	196,412		3,496,134
Flowers Foods	404,138		8,753,629
Hain Celestial Group	219,440	b	14,917,531
Ingredion	154,213		13,601,587
Lancaster Colony	41,993		3,914,167
Post Holdings	118,359	b	6,360,613
Tootsie Roll Industries	44,138	a	1,433,161
TreeHouse Foods	92,458	b	7,577,858
WhiteWave Foods	376,611	b	19,440,660
			83,817,091
Health Care Equipment & Services--7.9%
Align Technology	156,973	b	9,842,207
Allscripts Healthcare Solutions	363,725	b	5,259,464
Catalent	201,696		6,873,800
Centene	256,582	b	17,994,096
Community Health Systems	255,151	b	14,928,885
Cooper	104,271		18,455,967
Halyard Health	100,522	a	4,095,266
Health Net	168,114	b	11,240,102

Hill-Rom Holdings	123,501		6,919,761
Hologic	525,905	a,b	21,909,202
IDEXX Laboratories	202,881	b	14,755,535
LifePoint Health	97,089	b	8,044,794
MEDNAX	203,070	b	17,187,845
Molina Healthcare	87,455	b	6,596,731
Omnicare	209,729		20,312,254
Owens & Minor	136,773		4,808,939
ResMed	303,455		17,585,217
Sirona Dental Systems	119,783	b	12,431,080
STERIS	128,737	a	8,899,589
Teleflex	89,346	a	11,971,471
Thoratec	119,140	b	7,540,371
VCA	176,803	b	10,878,689
WellCare Health Plans	96,412	b	7,790,090
West Pharmaceutical Services	155,581		9,314,634
			275,635,989
Household & Personal Products--1.4%
Avon Products	940,206		5,330,968
Church & Dwight	282,073		24,351,362
Edgewell Personal Care	134,146		12,839,114
Energizer Holdings	134,146		5,165,962
			47,687,406
Insurance--5.6%
Alleghany	34,545	b	16,793,361
American Financial Group	157,922		10,888,722
Arthur J. Gallagher & Co.	362,921		17,213,343
Aspen Insurance Holdings	134,668		6,476,184
Brown & Brown	254,301		8,506,368
CNO Financial Group	427,626		7,628,848
Endurance Specialty Holdings	125,568		8,725,720
Everest Re Group	96,301		17,634,639
First American Financial	232,916		9,451,731
The Hanover Insurance Group	95,735		7,740,175
HCC Insurance Holdings	208,116		16,058,230
Kemper	108,101		4,185,671
Mercury General	78,568	a	4,435,164
Old Republic International	522,035		8,733,646

Primerica	115,057		5,204,028
Reinsurance Group of America	143,969		13,895,888
RenaissanceRe Holdings	98,605		10,580,316
StanCorp Financial Group	90,984		10,373,996
W.R. Berkley	216,917		12,086,615
			196,612,645
Materials--6.8%
Albemarle	242,000		13,116,400
Allegheny Technologies	235,701		5,025,145
AptarGroup	134,199		9,097,350
Ashland	134,947		15,427,141
Bemis	209,960		9,357,917
Cabot	138,606		4,876,159
Carpenter Technology	109,844		4,123,544
Chemours	391,645		4,276,763
Commercial Metals	252,159		3,885,770
Compass Minerals International	73,853		5,908,240
Cytec Industries	153,527		11,396,309
Domtar	139,547		5,673,981
Eagle Materials	108,650		8,381,261
Greif, Cl. A	72,615		2,250,339
Louisiana-Pacific	313,535	a,b	4,621,506
Minerals Technologies	74,974		4,854,567
NewMarket	22,965		9,133,410
Olin	167,045		3,840,365
Packaging Corporation of America	212,324		15,030,416
PolyOne	192,503		6,597,078
Reliance Steel & Aluminum	161,663		9,796,778
Royal Gold	143,029		7,211,522
RPM International	288,580		13,525,745
Scotts Miracle-Gro, Cl. A	95,989		5,796,776
Sensient Technologies	101,587		6,947,535
Silgan Holdings	89,353		4,777,705
Sonoco Products	216,923		8,954,581
Steel Dynamics	520,684		10,429,301
United States Steel	319,750	a	6,225,533
Valspar	161,243		13,428,317
Worthington Industries	103,961		2,813,185

			236,780,639
Media--1.5%
AMC Networks, Cl. A	127,274	b	10,719,016
Cable One	9,539		3,960,784
Cinemark Holdings	228,275		9,007,731
DreamWorks Animation SKG, Cl. A	156,904	a,b	3,782,955
John Wiley & Sons, Cl. A	100,547		5,329,996
Live Nation Entertainment	313,484	b	8,219,550
Meredith	76,466		3,664,251
New York Times, Cl. A	280,768	a	3,711,753
Time	236,565		5,280,131
			53,676,167
Pharmaceuticals, Biotech & Life Sciences--2.2%
Akorn	170,011	a,b	7,839,207
Bio-Rad Laboratories, Cl. A	44,650	b	6,730,541
Bio-Techne	80,245		8,777,198
Charles River Laboratories
International	102,273	b	7,938,430
Mettler-Toledo International	60,741	b	20,506,162
PAREXEL International	113,801	b	7,847,717
United Therapeutics	100,203	b	16,970,380
			76,609,635
Real Estate--10.0%
Alexander & Baldwin	97,251		3,671,225
Alexandria Real Estate Equities	155,424	c	14,409,359
American Campus Communities	245,881	c	9,176,279
BioMed Realty Trust	441,415	c	9,508,079
Camden Property Trust	187,092	c	14,898,136
Communications Sales & Leasing	263,003		5,483,612
Corporate Office Properties Trust	203,482	c	4,706,539
Corrections Corporation of America	256,013	c	9,003,977
Douglas Emmett	296,988	c	8,704,718
Duke Realty	743,863	c	15,003,717
Equity One	167,369	c	4,296,362
Extra Space Storage	238,683	c	17,547,974
Federal Realty Investment Trust	148,285	c	20,283,905
Highwoods Properties	203,769	c	8,625,542
Home Properties	124,879	c	9,203,582

Hospitality Properties Trust	328,591	c	9,009,965
Jones Lang LaSalle	96,780		17,230,711
Kilroy Realty	190,261	c	13,479,992
Lamar Advertising, Cl. A	172,955		10,385,948
LaSalle Hotel Properties	247,586	c	8,237,186
Liberty Property Trust	320,963	c	10,922,371
Mack-Cali Realty	180,916	c	3,770,289
Mid-America Apartment Communities	162,379	c	13,045,529
National Retail Properties	289,634	c	10,765,696
Omega Healthcare Investors	347,469	c	12,599,226
Potlatch	88,289	c	3,090,998
Rayonier	278,005	c	6,838,923
Regency Centers	203,011	c	12,986,614
Senior Housing Properties Trust	514,882	c	8,892,012
Tanger Factory Outlet Centers	206,366	c	6,702,768
Taubman Centers	134,111	c	10,031,503
UDR	558,699	c	18,889,613
Urban Edge Properties	199,141		4,275,557
Weingarten Realty Investors	247,236	c	8,697,762
WP GLIMCHER	399,972		5,415,621
			349,791,290
Retailing--4.1%
Aaron's	140,220		5,185,336
Abercrombie & Fitch, Cl. A	149,607	a	3,005,605
American Eagle Outfitters	385,759	a	6,847,222
ANN	99,127	b	4,535,060
Ascena Retail Group	284,789	b	3,565,558
Big Lots	115,662		4,994,285
Cabela's	102,464	a,b	4,552,475
Chico's FAS	312,804		4,760,877
CST Brands	166,923		6,323,043
Dick's Sporting Goods	211,496		10,782,066
Foot Locker	303,167		21,388,432
Guess?	136,994	a	2,998,799
HSN	70,208		5,160,990
J.C. Penney	655,930	a,b	5,404,863
LKQ	656,592	b	20,656,384
Murphy USA	92,919	b	5,088,244

Office Depot	1,057,447	b	8,459,576
Rent-A-Center	114,297		3,062,017
Williams-Sonoma	184,791		15,644,406
			142,415,238
Semiconductors & Semiconductor Equipment--2.0%
Advanced Micro Devices	1,360,247	a,b	2,625,277
Atmel	897,453		7,430,911
Cree	241,221	a,b	5,946,098
Cypress Semiconductor	716,917	b	8,230,207
Fairchild Semiconductor
International	258,038	b	3,886,052
Integrated Device Technology	325,956	b	6,229,019
Intersil, Cl. A	281,983		3,138,471
Silicon Laboratories	85,215	b	3,833,823
SunEdison	630,222	b	14,671,568
Synaptics	79,496	b	6,310,392
Teradyne	469,216		9,037,100
			71,338,918
Software & Services--9.1%
ACI Worldwide	250,360	b	5,926,021
Acxiom	166,961	b	2,990,271
ANSYS	194,344	b	18,297,488
Broadridge Financial Solutions	260,763		14,151,608
Cadence Design Systems	630,414	b	13,219,782
CDK Global	347,398		17,939,633
CommVault Systems	90,590	b	3,394,407
Convergys	217,526		5,462,078
CoreLogic	194,012	b	7,651,833
DST Systems	61,449		6,707,158
FactSet Research Systems	83,679	a	13,862,263
Fair Isaac	67,494		6,121,031
Fortinet	305,882	b	14,602,807
Gartner	179,187	b	15,870,593
Global Payments	144,051		16,146,677
Informatica	227,917	b	11,058,533
Jack Henry & Associates	176,298		12,316,178
Leidos Holdings	134,432		5,484,826
Manhattan Associates	159,322	b	10,327,252

MAXIMUS	144,422		9,851,025
Mentor Graphics	212,186		5,535,933
NetScout Systems	202,763	b	8,086,188
NeuStar, Cl. A	119,734	a,b	3,696,189
PTC	250,460	b	9,104,221
Rackspace Hosting	256,664	b	8,734,276
Rovi	190,881	a,b	2,097,782
Science Applications International	84,804		4,552,279
SolarWinds	143,375	b	5,719,229
Solera Holdings	147,418		5,394,025
Synopsys	335,291	b	17,046,194
Tyler Technologies	72,558	b	10,124,743
Ultimate Software Group	61,633	b	11,353,415
VeriFone Systems	244,984	b	7,883,585
WEX	83,568	b	8,527,279
			319,236,802
Technology Hardware & Equipment--5.0%
3D Systems	225,894	a,b	2,972,765
ARRIS Group	285,461	b	8,826,454
Arrow Electronics	208,786	b	12,140,906
Avnet	294,141		12,274,504
Belden	92,238		5,463,257
Ciena	253,547	a,b	6,452,771
Cognex	187,085		8,469,338
Diebold	139,822		4,760,939
FEI	90,361		7,768,335
Ingram Micro, Cl. A	337,639	a	9,193,910
InterDigital	80,019		4,326,627
IPG Photonics	78,221	a,b	7,213,541
Jabil Circuit	416,360		8,431,290
Keysight Technologies	363,213		11,092,525
Knowles	182,974	a,b	3,485,655
Lexmark International, Cl. A	133,532		4,538,753
National Instruments	218,752		6,335,058
NCR	363,588	b	10,013,214
Plantronics	85,465		4,963,807
Polycom	286,918	b	3,265,127
Tech Data	79,958	b	4,663,950

Trimble Navigation	559,032	b	12,913,639
Vishay Intertechnology	291,283		3,343,929
Zebra Technologies, Cl. A	111,785	b	12,031,420
			174,941,714
Telecommunication Services--.2%
Telephone & Data Systems	212,777		6,257,772
Transportation--2.2%
Alaska Air Group	280,877		21,276,433
Con-way	124,426		4,826,484
Genesee & Wyoming, Cl. A	112,369	b	8,002,920
JetBlue Airways	562,910	a,b	12,935,672
Kirby	119,968	b	8,686,883
Landstar System	98,480	a	7,093,514
Old Dominion Freight Line	148,765	b	10,882,160
Werner Enterprises	97,560		2,755,094
			76,459,160
Utilities--4.6%
Alliant Energy	244,136		15,016,805
Aqua America	380,986		9,692,284
Atmos Energy	217,338		12,018,791
Black Hills	96,041		4,001,068
Cleco	130,492		7,102,680
Great Plains Energy	338,142		8,828,888
Hawaiian Electric Industries	232,024	a	6,949,119
IDACORP	110,413		6,857,751
MDU Resources Group	426,394		8,318,947
National Fuel Gas	181,685	a	9,823,708
OGE Energy	430,323		12,806,412
ONE Gas	112,995		5,088,165
PNM Resources	172,102		4,540,051
Questar	384,904		8,521,775
Talen Energy	181,877	b	2,860,925
UGI	372,772		13,621,089
Vectren	181,281		7,631,930
Westar Energy	284,757		10,721,101
WGL Holdings	107,661		6,018,250
			160,419,739
Total Common Stocks

(cost $2,263,644,454)			3,459,375,865
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 12/10/15
(cost $2,104,424)	2,105,000	[d]	2,104,415

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $39,978,000)	39,978,000	[e]	39,978,000 Increased by 1
Investment of Cash Collateral for
Securities Loaned--2.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $77,266,655)	77,266,655	[e]	77,266,655
Total Investments (cost $2,382,993,533)	102.5%		3,578,724,935
Liabilities, Less Cash and Receivables	(2.5%)		(85,684,615)
Net Assets	100.0%		3,493,040,320

a Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $195,401,170 and the value of the collateral held by the fund was $200,817,698, consisting of cash collateral of $77,266,655 and U.S. Government &
Agency securities valued at $123,551,043.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $1,195,731,402 of which $1,329,376,035 related to appreciated investment securities and $133,644,633 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Real Estate	10.0
Capital Goods	9.7

Software & Services	9.1
Health Care Equipment & Services	7.9
Materials	6.8
Banks	6.2
Insurance	5.6
Technology Hardware & Equipment	5.0
Utilities	4.6
Consumer Durables & Apparel	4.1
Retailing	4.1
Energy	3.5
Short-Term/Money Market Investments	3.5
Consumer Services	3.2
Diversified Financials	3.2
Commercial & Professional Services	3.0
Food, Beverage & Tobacco	2.4
Pharmaceuticals, Biotech & Life Sciences	2.2
Transportation	2.2
Semiconductors & Semiconductor Equipment	2.0
Media	1.5
Household & Personal Products	1.4
Automobiles & Components	.6
Food & Staples Retailing	.5
Telecommunication Services	.2
102.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2015	($)
Financial Futures Long
E-mini Standard & Poor's Midcap	231	34,633,830	September 2015	420,558

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,453,130,425	-	-	3,453,130,425
Equity Securities - Foreign Common Stocks+	6,245,440	-	-	6,245,440
Mutual Funds	117,244,655	-	-	117,244,655
U.S. Treasury		2,104,415		2,104,415
Other Financial Instruments:
Financial Futures++	420,558	-	-	420,558

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)